SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Operating Leases Lease Cost (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Accounting Policies [Abstract]
Operating lease cost	$ 1,305
Variable lease cost	444
Total lease cost	$ 1,749